MiMoto Smart Mobility S.r.l. - Acquisition (Details) - USD ($) $ in Thousands	Aug. 12, 2021	Apr. 02, 2021
Mimoto Smart Mobility S.r.l. Acquisition
Government relationships		$ 1,870
Customer relationships		887
Other current Assets	$ 54	169
Cash and cash equivalents	20,281	168
Security Deposits		143
Property and Equipment, net		111
Account Receivables	5,000	62
Other non-current Assets		11
Total identifiable assets acquired		3,421
Deferred tax liabilities		(184)
Financial liabilities		(920)
Other liabilities		(928)
Total Liabilities assumed	23,438	(2,032)
Goodwill		11,155
Total acquisition consideration	$ 20,392	$ 12,544